Transactions with Related Parties - Summary of Major Balances of Receivables and Payables to Related Parties (Details) - GungHo Online Entertainment, Inc [Member] - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable	₩ 1,053	₩ 775
Payables	₩ 3	₩ 3